Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments
Schedule of financial instruments

		Book value		Fair value
		December 31,		December 31,
	Level	2017	2016	2017	2016
Assets:
Short-term investments	1/2	1,036.1	331.2	1,036.1	331.2
Long term investments	1/3	836.0	753.2	836.0	753.2
Trade and other receivables	1	914.4	673.3	914.4	673.3
Restricted investments (*)	1	8.8	162.0	8.8	162.0
Derivative financial instruments (*)	2	420.8	21.7	420.8	21.7

Liabilities:
Loans and financing (*) (a)	2	3,489.9	4,034.5	3,461.0	4,065.8
Accounts payable	1	953.5	1,034.3	953.5	1,034.3
Financial liabilities at fair value through profit and loss (Note 22) (**)	2	—	44.7	—	44.7
Derivative financial instruments (*)	2/3	426.9	231.3	426.9	231.3

(*)    Includes current and non-current.

(**)  Refers to a private placement of preferred shares class B (See Note 22).

Schedule of senior notes swaps

Options Structure	Coupon Payments		Principal Payment

Period	Apr/2018 to Apr/2019	Oct/2019 to Oct/2024	Oct/2024
Notional	US$12 million	US$12 million	US$400 million
Put option bought	—	3.2865	N/A
Call option bough	N/A	N/A	3.2865
Call option sold	—	4.7500	4.7500

Schedule of derivative financial instruments

	December 31,
	2017		2016
	Assets	Liabilities	Assets	Liabilities
Cash flow hedge
Interest rate swap contract and heating oil forward contracts	—	(14.7)	—	(51.3)
Fair value hedge
Interest rate swap contract	4.7	—	4.5	(17.7)
Derivatives not designated as hedge
HNA option on TAP economic interest (Note 12)	—	—	—	(154.4)
Interest rate swap contract (*)	4.2	(385.2)	17.2	—
Forward foreign currency contract (*)	219.9	—	—	(5.8)
Heating oil forward contracts	4.5	—	—	(2.1)
Foreign currency options (*) (**)	187.5	(27.0)	—	—

	420.8	(426.9)	21.7	(231.3)

(*)Financial Instruments in connection with the Senior Notes, with a total net liability R$6,1. The senior notes were swapped into Reais using a set of instruments, where the Company receives U.S.dollar at 5,875% and pays Reais at 99,1% of CDI. More details see item Derivatives not designated as hedge accounting’

(**)Includes R$1.3 from a call-spread option in connection with a US$15 million loan. This option swaps the loan to Reais, converting it from Libor 3M + 2,388% in U.S.Dollar to 124% of CDI + FX variation in Reais.

Schedule of financial liabilities by maturity

December 31, 2017	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total

Assets from derivative transactions	0.8	6.7	2.8	410.8	(0.3)	420.8
Liabilities from derivative transactions	(21.6)	(0.1)	(26.8)	(378.4)	—	(426.9)

Total derivative financial instruments	(20.8)	6.6	(24.0)	32.4	(0.3)	(6.1)

Schedule of positions related to cash flow hedge

December 31, 2017	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	87.4	LIBOR	Fixed rate	(14.7)

	87.4			(14.7)

December 31, 2016	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	90.1	LIBOR	Fixed rate	(21.7)
Heating Oil	183.2	—	—	(29.6)

	273.3			(51.3)

Schedule of changes in other comprehensive loss (cash flow hedge reserve)

	December 31,
	2017	2016

Balance at the beginning of the year	(33.8)	(92.8)

Transactions settled during the year	6.4	60.6
Realization of deferral discontinued hedge	—	23.0
Fair value adjustment	12.7	(42.1)
Deferred tax effect	3.5	17.5

Balance at the end of the year	(11.2)	(33.8)

Schedule of fair value of financial instruments

Assets measured at fair value	December 31, 2017	Level 1	Level 2	Level 3

Financial assets at fair value
Short-term investments	1,036.1	—	1,036.1	—
Restricted investments (a)	8.8	—	8.8	—
Long-term investments (c)	836.0	—	—	836.0
Interest rate swap contract - fair value hedge option (b)	4.7	—	4.7	—
Interest rate swap contract- not designated as hedge	4.2	—	4.2	—
Forward foreign currency contract	219.9	—	219.9	—
Foreign currency options	187.5		187.5
Heating oil forward contracts	4.5	—	4.5	—

Liabilities measured at fair value	December 31, 2017	Level 1	Level 2	Level 3

Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(14.7)	—	(14.7)	—
Interest rate swap contract- not designated as hedge	(385.2)	—	(385.2)	—
Foreign currency options	(27.0)	—	(27.0)	—

	December 31,
Assets measured at fair value	2016	Level 1	Level 2	Level 3

Financial assets at fair value
Short-term investments	331.2	331.2	—	—
Restricted investments	162.0	162.0	—	—
Long-term investments (c)	753.2	1.1	—	752.1
Interest rate swap contract - fair value hedge option (b)	4.5	—	4.5	—
Interest rate swap contract- not designated as hedge	17.2	—	17.2	—

Liabilities measured at fair value	December 31, 2016	Level 1	Level 2	Level 3

Financial liabilities at fair value
Financial liabilities at fair value through profit or loss	(44.7)	—	(44.7)	—
Interest rate swap contract - cash flow hedge	(21.7)	—	(21.7)	—
Interest rate swap contract - fair value hedge (b)	(17.7)	—	(17.7)	—
HNA option TAP economic interest (d)	(154.4)	—	—	(154.4)
Interest rate swap contract- not designated as hedge	(5.8)	—	(5.8)	—
Heating oil forward contracts	(31.7)	—	(31.7)	—
(a)	Includes current and non-current.

(b)	Portion of the balances consist of loans from FINAME PSI, and standard FINAME presented at their value adjusted by the hedged risk, applying fair value hedge accounting rules.

(c)

The Company calculated the fair value of the call option based on a valuation for TAP and binomial model considering the term of option, discount rate and the market volatility of publicly traded comparable airlines, calculated on a 2 years average. The resulting amount of the binomial model calculated in Euros was converted into Reais using the period-end exchange rate. See Note 1

(d)	The Company calculated the fair value of the put option by using the 12 months Libor rate as the coupon for the bond and applying it for the remaining time of the option.

Schedule of Level 3 financial assets reconciliation

	December 31,
	2017	2016

Balance at the beginning of the year	752.1	—

Acquisition cost (€90 million) (1.b.i)	—	360.8
Foreign currency exchange gain (loss) (*)	47.8	(51.3)
Interest accrual (1.b.ii) (**)	29.6	15.6
Net present value adjustment (1.b.ii) (**)	(11.8)	(41.3)
Fair value of call-option (1.b.ii) (**)	18.3	468.3

Balance at the end of the year	836.0	752.1

(*) recorded in the “Foreign currency exchange, net” in the income statements line item.

(**) recorded in the “Result from related parties transactions, net” in the income statements line item.

Schedule of Level 3 financial liability reconciliation

	December 31,
	2017	2016

Balance at the beginning of the year	(154.4)	—

Fair value of call-option (1.b.ii) (*)	—	(154.4)
Derecognition of financial instrument (*)	154.4	—

Balance at the end of the year	—	(154.4)

(*) recorded in the “Result from related parties transactions, net” in the income statements line item. The option expired on December 2, 2017 and was not exercised, the fair value was reverted.